INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 336,803	$ 214,207
Deferred Tax Liabilities	1,690,923	1,627,230
Deferred tax (expense) income	51,663	40,968	$ 181,628
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	144,652	109,320
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities	1,690,923	1,627,230	1,666,166
Deferred tax (expense) income recognised in profit or loss	(65,995)	11,196
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(65,995)	11,196	168,279
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	336,803	214,207	190,694
Deferred tax (expense) income recognised in profit or loss	117,658	29,772
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	82,081	23,331	6,079
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	144,652	109,320	62,706
Deferred tax (expense) income recognised in profit or loss	35,577	53,103	$ 7,270
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	192,151	104,887
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	144,652	109,320
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities	$ 1,690,923	$ 1,627,230